Liabilities related to associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2024
Liabilities Related To Associates And Joint Ventures
Schedule of changes in provision related to dam failure

Total
Balance as of December 31, 2023	4,427
Addition to the provision due to the Definitive Agreement	956
Monetary and present value adjustments	107
Disbursements	(808)
Translation adjustments	(1,019)
Balance as of December 31, 2024	3,663

Schedule of financial information of Samarco

	Year ended December 31,
	2024	2023
Current assets	659	532
Non-current assets	2,924	3,590
Total assets	3,583	4,122

Current liabilities	4,026	3,342
Non-current liabilities	17,603	12,179
Total liabilities	21,629	15,521
Negative reserves	(18,046)	(11,399)

(Loss) net income for the year ended	(7,371)	2,669